Acquisitions and Divestitures Divestitures (Details) $ in Millions	3 Months Ended						12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) Acquisition
Divestitures [Line Items]
Goodwill, written off related to divestiture							$ 29	$ 265
Proceeds from divestitures							1,646	225	$ 761
Gain (loss) on business divestitures - net							$ 1,340	$ (111)	$ 483
Series of Individually Immaterial Business Acquisitions [Member]
Divestitures [Line Items]
Number of Businesses Acquired							3	4	3
CBRE Group, Inc. [Member] [Member] | Global Workplace Solutions
Divestitures [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 940						$ (940)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	643
Income tax expense from disposal							297
Goodwill, written off related to divestiture	220
Proceeds from divestitures	1,400
Yanfeng Automotive Trim Systems [Member] | Automotive Experience Interiors
Divestitures [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	145
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	38
Goodwill, written off related to divestiture	$ 21
Brookfield Johnson Controls [Member] | Global Workplace Solutions
Divestitures [Line Items]
Number of Joint Ventures Divested		2
Proceeds from Divestiture of Interest in Joint Venture		$ 141
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		200					(200)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		127
Income tax expense from disposal							73
Goodwill, written off related to divestiture		$ 20
Headliner and Sunvisor [Member]
Divestitures [Line Items]
Cash paid to buyer in divestiture			$ 54
Gain (loss) on divestiture			(95)
Income tax expense from disposal			38
Goodwill, written off related to divestiture			0
Business Divestitures, 2004 | Global Workplace Solutions
Divestitures [Line Items]
Gain (loss) on divestiture			$ (25)					$ 25
Automotive Experience Electronics
Divestitures [Line Items]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax								$ 8	$ (578)
Goodwill, written off related to divestiture						$ 177
Proceeds from divestitures				$ 266		701
Gain (loss) on business divestitures - net						$ 476
Business Divestitures, Not Specific
Divestitures [Line Items]
Gain (loss) on divestiture									29
Proceeds from divestitures							$ 119		$ 60
Number of businesses divested							4		2
Proceeds from Divestiture of Businesses, Net of Cash Divested							$ 86
Business Divestitures, Not Specific | Building Efficiency Systems and Service North America
Divestitures [Line Items]
Gain (loss) on divestiture							7
Goodwill, written off related to divestiture							2
Business Divestitures, Not Specific | Building Efficiency Products North America
Divestitures [Line Items]
Gain (loss) on divestiture							38
Goodwill, written off related to divestiture							14
Business Divestitures, Not Specific | Automotive Experience Seating
Divestitures [Line Items]
Gain (loss) on divestiture							10
Goodwill, written off related to divestiture							$ 4
Business Divestitures, Not Specific | Automotive Experience Interiors
Divestitures [Line Items]
Gain (loss) on divestiture					$ 9
Goodwill, written off related to divestiture					0
Proceeds from divestitures					$ 13
Number of businesses divested					1
Business Divestitures, Not Specific | Automotive Experience
Divestitures [Line Items]
Goodwill, written off related to divestiture									$ 15
Business Divestitures, Not Specific | Building Efficiency Rest of World
Divestitures [Line Items]
Gain (loss) on divestiture									$ 22